united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 2/28/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FORMULAFOLIOS US EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2017

Shares		Fair Value
	COMMON STOCKS - 85.3%
	AEROSPACE/DEFENSE - 1.6%
14,968	L3 Technologies, Inc.	$ 2,519,414

	AGRICULTURE - 5.0%
34,107	Altria Group, Inc.	2,555,296
62,927	Bunge Ltd.	5,150,575
		7,705,871
	CHEMICALS - 1.7%
560	AdvanSix, Inc. *	15,277
25,119	Albemarle Corp.	2,549,830
		2,565,107
	COMMERCIAL SERVICES - 1.8%
29,359	ManpowerGroup, Inc.	2,848,997

	DISTRIBUTION/WHOLESALE - 1.4%
68,070	LKQ Corp. *	2,149,651

	DIVERSIFIED FINANCIAL SERVICES - 1.6%
35,262	Discover Financial Services	2,508,539

	ELECTRIC - 13.6%
435,131	AES Corp.	5,012,709
31,600	Ameren Corp.	1,728,204
129,957	FirstEnergy Corp.	4,214,506
185,497	Great Plains Energy, Inc.	5,390,543
32,219	PG&E Corp.	2,150,618
73,376	PPL Corp.	2,706,107
		21,202,687
	ELECTRONICS - 4.6%
52,327	Brady Corp.	2,001,508
90,341	Corning, Inc.	2,494,315
36,387	TE Connectivity Ltd.	2,709,740
		7,205,563
	FOOD - 5.8%
37,387	Ingredion, Inc.	4,519,714
71,556	Tyson Foods, Inc.	4,476,543
		8,996,257
	GAS - 3.0%
20,500	Sempra Energy	2,260,945
41,755	Vectren Corp.	2,352,894
		4,613,839
	HEALTHCARE-PRODUCTS - 4.7%
105,323	STERIS PLC	7,386,302

	HEALTHCARE-SERVICES - 3.3%
34,953	Cigna Corp.	5,204,502

	HOME BUILDERS - 4.9%
76,837	DR Horton, Inc.	2,458,784
51,530	Lennar Corp.	2,514,149
121,711	PulteGroup, Inc.	2,683,728
		7,656,661
	HOUSEHOLD PRODUCTS/WARES - 2.5%
15,494	Clorox Co.	2,119,734
12,893	Kimberly-Clark Corp.	1,708,967
		3,828,701
	INSURANCE - 7.5%
31,877	Allstate Corp.	2,619,014
60,230	Donegal Group, Inc.	1,000,420
39,394	Principal Financial Group, Inc.	2,463,701
20,633	Travelers Cos, Inc.	2,522,178
62,317	Unum Group	3,042,939
		11,648,252

FORMULAFOLIOS US EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017

Shares		Fair Value
	COMMON STOCKS - 85.3% (Continued)
	MACHINERY-DIVERSIFIED - 1.9%
46,488	Applied Industrial Technologies, Inc.	$ 2,931,068

	MEDIA - 2.0%
49,436	Meredith Corp.	3,099,637

	PHARMACEUTICALS - 6.4%
54,257	McKesson Corp.	8,145,603
28,700	Merck & Co., Inc.	1,890,469
		10,036,072
	RETAIL - 5.1%
127,115	Big 5 Sporting Goods Corp.	1,709,697
31,606	Foot Locker, Inc.	2,391,626
19,600	Target Corp.	1,151,892
37,427	Wal-Mart Stores, Inc.	2,654,697
		7,907,912
	SEMICONDUCTORS - 6.9%
76,020	Applied Materials, Inc.	2,753,444
55,371	KLA-Tencor Corp.	4,990,035
38,962	Texas Instruments, Inc.	2,985,269
		10,728,748

	TOTAL COMMON STOCKS (Cost - $126,382,047)	132,743,780

	LIMITED PARTNERSHIPS - 3.1%
	ENTERTAINMENT - 1.6%
36,305	Cedar Fair LP	2,486,166

	PIPELINES - 1.5%
53,524	TransMontaigne Partners LP	2,369,508

	TOTAL LIMITED PARTNERSHIPS (Cost - $4,460,802)	4,855,674

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.5%
10,600	Public Storage	2,411,076
	TOTAL REITs (Cost - $2,347,404)

	SHORT-TERM INVESTMENTS - 10.1%
	MONEY MARKET FUND - 10.1%
15,721,297	Fidelity Government Institutional Money Market Fund, Institutional Class, 0.45% **	15,721,297
	TOTAL SHORT-TERM INVESTMENTS (Cost - $15,721,297)

	TOTAL INVESTMENTS - 100.0% (Cost - $148,911,550) (a)	$ 155,731,827
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0) %	(20,820)
	NET ASSETS - 100.0%	$ 155,711,007

LP - Limited Partnership
PLC - Public Limited Company

* Non-Income producing security
** Interest rate reflects seven-day effective yield on February 28, 2017.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $148,825,165 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 7,815,099
	Unrealized depreciation	(908,437)
	Net unrealized appreciation	$ 6,906,662

FORMULAFOLIOS US EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

FORMULAFOLIOS US EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund's assets carried at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 132,743,780	$ -	$ -	$ 132,743,780
Limited Partnerships	4,855,674	-	-	4,855,674
REITs	2,411,076	-	-	2,411,076
Short-Term Investments	15,721,297	-	-	15,721,297
Total	$ 155,731,827	$ -	$ -	$ 155,731,827
The Fund did not hold any Level 2 or Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 4/17/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 4/17/17

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 4/17/17